Shareholders’ Deficit	12 Months Ended
Dec. 31, 2023
Shareholders’ Deficit [Abstract]
Shareholders’ Deficit

Note 9 — Shareholders’ Deficit

Preference shares — The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 and with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2023 and 2022, there were no preference shares issued or outstanding.

Class A ordinary shares — The Company is authorized to issue 250,000,000 Class A ordinary shares with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were 5,619,077 and 0 Class A ordinary shares issued or outstanding other than the 1,408,555 and 27,600,000 Class A ordinary shares subject to possible redemption that are accounted for outside of the shareholders’ deficit section of the balance sheets, respectively.

In connection with the approval of the Conversion Proposal at the October 20, 2023 shareholder meeting and the adoption of the Charter Amendment, the Sponsor converted all of its 5,619,077 Class B ordinary shares into Class A ordinary shares. As a result of the Sponsor Share Conversion and redemptions made in connection with the Extension Proposal and Conversion Proposal, 1,408,555 and 5,619,077 redeemable Class A ordinary shares and non-redeemable Class A ordinary shares, respectively, remain outstanding. Notwithstanding the Sponsor Share Conversion, the Sponsor will be not entitled to receive any funds held in the Trust Account with respect to any Class A ordinary shares issued to the Sponsor as a result of the Sponsor Share Conversion and no additional amounts will be deposited into the Trust Account in respect of shares of Class A ordinary shares held by the Sponsor in connection with the extension of the Termination Date to the Extended Date or any Additional Extension Dates.

Class B ordinary shares — The Company is authorized to issue 25,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B ordinary shares. As of December 31, 2023 and 2022, there were 1,280,923 and 6,900,000 Class B ordinary shares issued and outstanding, respectively.

Holders of Class A ordinary shares and holders of Class B ordinary shares will vote together as a single class on all matters submitted to a vote of the Company’s shareholders except as required by law. Unless specified in the Company’s amended and restated memorandum and articles of association, or as required by applicable provisions of the Companies Act or applicable stock exchange rules, the affirmative vote of a majority of the Company’s ordinary shares that are voted is required to approve any such matter voted on by its shareholders.

The Class B ordinary shares will automatically convert into Class A ordinary shares (which such Class A ordinary shares delivered upon conversion will not have any redemption rights or be entitled to liquidating distributions from the Trust Account if the Company fails to consummate an initial Business Combination) at the time of the initial Business Combination or earlier at the option of the holders thereof at a ratio such that the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, on an as-converted basis, 20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, deemed issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, any of its affiliates or any members of the Company’s management team upon conversion of Working Capital Loans. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

This is different than some other similarly structured blank check companies in which the initial shareholders will only be issued an aggregate of 20% of the total number of shares to be outstanding prior to the initial Business Combination.